Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
Financial assets measured at fair value on a recurring basis are classified using the fair value hierarchy in the table below:

As of December 31, 2025	Level 2
(in thousands)
Cash equivalents:
Term deposits	€80,000
Short-term investments
Term deposits	11,876
Investments and other assets:
Term deposits	1,351
Total	€93,227

As of December 31, 2024	Level 2
(in thousands)
Cash equivalents:
Term deposits	€80,950
Investments and other assets:
Term deposits	1,351
Total	€82,301
We value our financial assets using quoted market prices or alternative pricing sources and models utilizing market observable inputs.
We hold term deposit investments with financial institutions. We classify our term deposits within Level 2 in the fair value hierarchy because they are valued at amortized cost, which approximates fair value. Term deposits with a maturity of less than three months are classified as cash equivalents, those with a maturity of more than three months but less than one year are classified as short-term investments and those with a maturity of more than one year are classified as investments and other assets.
Investments in term deposits with a maturity of more than one year are restricted by long-term obligations related to the campus building.
Assets measured at fair value on a non-recurring basis
Our non-financial assets, such as goodwill, intangible assets, property and equipment, as well as our non-marketable equity investments, including our equity method investments and investment accounted for under the measurement alternative, are adjusted to fair value when an impairment charge is recognized or the underlying investment is sold. Such fair value measurements are based predominately on Level 3 inputs.
Goodwill and intangible assets
There was no impairment charge recorded in the year ended December 31, 2025. For the year ended December 31, 2024, we recorded an indefinite-lived intangible asset impairment of €30.0 million.
As of December 31, 2025, the goodwill balance is all allocated to the trivago DEALS operating segment, see "Note 3 - Holisto Investment and Acquisition". We base our measurement of the fair value of our indefinite-lived intangible assets, which consist of trade name, trademarks, and domain names using the relief-from royalty method. This method uses Level 3 inputs including projected revenues, discount rate and a royalty savings rate of around 2.5%. See "Note 8 - Goodwill and intangible assets, net".